As filed with the Securities and Exchange Commission on August 30, 2005


                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act File number: 811-21332

                           RMK High Income Fund, Inc.
             (Exact Name of the Registrant as Specified in Charter)
                               Morgan Keegan Tower
                            Fifty North Front Street
                            Memphis, Tennessee 38103
               (Address of Principal Executive Offices - Zip Code)

       Registrant's telephone number, including area code: (901) 524-4100

                              ALLEN B. MORGAN, JR.
                               Morgan Keegan Tower
                            Fifty North Front Street
                            Memphis, Tennessee 38103
                    (Names and address of agent for service)

                                   Copies to:

                              ARTHUR J. BROWN, ESQ.
                   Kirkpatrick & Lockhart Nicholson Graham LLP
                         1800 Massachusetts Avenue, N.W.
                           Washington, D.C. 20036-1221

Date of fiscal year end: March 31, 2006

Date of reporting period: June 30, 2005

Form N-Q is to be used by management investment companies to file reports with the Commission not later than 60 days after the close of their first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 ("1940 Act")(17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

                           RMK HIGH INCOME FUND, INC.
                      PORTFOLIO OF INVESTMENTS (UNAUDITED)
                                  JUNE 30, 2005

   Principal
    Amount/                                                                            Market
    Shares    Description                                                             Value (b)
ASSET BACKED SECURITIES - INVESTMENT GRADE - 22.6% OF NET ASSETS
                 CERTIFICATE-BACKED OBLIGATIONS - 1.2%

   5,000,000     Commodore 1A C, 6.07% 2/28/37 (a)                                            3,718,100
                 COLLATERALIZED DEBT OBLIGATIONS - 6.1%
   7,536,708     Diversified Asset Securitization 1A A1, 7.875% 9/15/35                       7,913,543
   3,440,000     E-Trade 2003-1A PSC, 11.50% 2/10/37 (a)                                      3,715,200
   1,941,125     E-Trade 2004-1A COM1, 2.00% 1/10/40                                          1,931,419
   5,000,000     Silver Leaf IA D1FX, 11.54% 5/15/13 (a)                                      5,350,000
                                                                                           ------------
                                                                                           $ 18,910,162
                                                                                           ------------
                 COMMERCIAL LOANS - 0.3%
   1,000,000     FFCA Secured Lending 1998-1 D1, 7.81% 10/18/25 (a)                             810,104
                 EQUIPMENT LEASES - 4.2%
   6,678,132     Aerco Limited 2A A3, 3.414% 7/15/25                                          5,041,989
   5,000,000     Aviation Capital 2000-1A A1, 3.57% 11/15/25 (a)                              3,802,950
   6,000,000     Lease Investment Flight Trust 1 A1, 3.48% 7/15/31                            4,200,000
                                                                                           ------------
                                                                                           $ 13,044,939
                                                                                           ------------
                 FRANCHISE LOANS - 5.3%
   8,205,663     Atherton Franchisee 1999-A A2, 7.23% 4/15/12 (a)                             8,394,574
                 Atherton Franchisee 1999-A AX, 1.254% 3/15/19 interest-only
                 strips (a)                                                                     731,119
                 CNL Funding 1998-1, 1.935% 7/10/08 interest-only strips (a)                  2,348,334
   2,389,183     FMAC Loan Trust 1997-C A, 6.75% 12/15/19 (a)                                 2,409,221
                 FMAC Loan Trust 1998-CA AX, 1.796% 9/15/18 interest-only strips (a)          2,778,962
                                                                                           ------------
                                                                                           $ 16,662,210
                                                                                           ------------
                 HOME EQUITY LOANS (NON-HIGH LOAN-TO-VALUE) - 2.6%
   2,000,000     Ameriquest Mortgage 2003-8 MV6, 6.77% 10/25/33                               2,057,748
   1,074,443     Amresco Residential Securities 1999-1 B, 7.02% 11/25/29                      1,082,501
   1,000,000     Asset Backed Securities 2005-HE1 M10, 5.85% 3/25/35                            929,060
   2,000,000     Soundview 2005-A B1, 6.28% 4/25/35 (a)                                       1,706,260
   2,167,000     Structured Asset 2003-BC1 B2, 9.00% 5/25/32                                  2,239,538
                                                                                           ------------
                                                                                           $  8,015,107
                                                                                           ------------
                 MANUFACTURED HOUSING LOANS - 1.8%
   3,000,000     Green Tree Financial 1996-2 M1, 7.60% 4/15/27                                2,605,980
   3,500,000     Green Tree Financial 1996-9 M1, 7.63% 1/15/28                                3,101,102
                                                                                           ------------
                                                                                           $  5,707,082
                                                                                           ------------
                 SMALL BUSINESS LOANS - 1.1%
   1,704,349     ACLC Business Trust 1998-2 A3, 6.686% 4/15/20 (a)                            1,696,985
                 United Capital Markets 2003-A NOTE, 2.30% 11/8/27 interest only
                 strips (a)                                                                   1,757,688
                                                                                           ------------
                                                                                           $  3,454,673
                                                                                           ------------

                                                                                           ------------
   TOTAL ASSET BACKED SECURITIES - INVESTMENT GRADE (COST $68,980,273)                     $ 70,322,377
                                                                                           ------------
   ASSET BACKED SECURITIES- NON-INVESTMENT GRADE - 56.0% OF NET ASSETS
                 AUTO DEALERSHIPS - 1.0%

   3,548,000     Falcon Franchise Loan 2003-1 D, 7.836% 1/5/25 (a)                            3,206,647
                 AUTO LOANS - 0.9%
   2,865,000     Union Acceptance Corp 2001-A C, 10.00% 4/8/09 (a)                            2,664,450
                 CERTIFICATE-BACKED OBLIGATIONS - 2.6%
   2,500,000     INCAPS Funding II, 10.00% 1/15/34 (a)                                        2,425,000
   3,000,000     MM Community Funding IX, 10.00% 1/15/34 (a)                                  2,730,000
   1,316,750     TPREF Funding III, 11.00% 1/15/33 (a)                                        1,264,080
   1,700,000     US Capital Funding I, 10.00% 5/1/34 (a)                                      1,632,000
                                                                                           ------------
                                                                                           $  8,051,080
                                                                                           ------------

                 COLLATERALIZED DEBT OBLIGATIONS - 2.4%
   1,000,000     Halyard CBO 1A B, 4.77% 3/24/10 (a)                                            770,000
   2,988,347     Hewett's Island 2004-1A COM, Zero Coupon Bond 12/15/16                       2,988,347
   1,000,000     MCPA2 1998-PA B2, 7.32% 6/23/10 (a)                                            840,000
   1,950,000     MKP 4A CS, 2.00% 7/12/40 (a)                                                 1,950,000
   1,000,000     Stanfield 2A D1, 8.76% 4/15/15 (a)                                             982,500
                                                                                           ------------
                                                                                           $  7,530,847
                                                                                           ------------
                 COMMERCIAL LOANS - 11.3%
   1,083,870     CS First Boston Mortgage 1995-WF1 G, 8.488% 12/21/27                         1,070,343
   4,000,000     CS First Boston Mortgage 1998-C2 H, 6.75% 11/11/30 (a)                       2,960,120
   5,480,649     Enterprise Mortgage 1998-1 A2, 6.38% 1/15/25 (a)                             5,278,046
   2,000,000     Enterprise Mortgage 1998-1 A3, 6.63% 1/15/25 (a)                             7,020,000
   8,263,919     Enterprise Mortgage 2000-1 A1, 7.452% 1/15/27 (a)                            4,503,836
  15,535,585     Enterprise Mortgage 2000-1 A2, 7.45% 1/15/27 (a)                             8,466,894
   5,846,000     GS Mortgage 1998-C1 H, 6.00% 10/18/30 (a)                                    2,802,514
   1,815,000     Lehman Brothers-UBS 2001-C7 P, 5.868% 11/15/33                               1,324,678
   2,000,000     Merrill Lynch Mortgage 1998-C1 F, 6.25% 11/15/26                             1,220,800
   1,000,000     PNC Mortgage 2000-C2 N, 6.22% 10/12/33 (a)                                      671,700
                                                                                           ------------
                                                                                           $ 35,318,931
                                                                                           ------------
                 EQUIPMENT LEASES - 12.4%
  15,000,000     Aircraft Finance Trust 1999-1A A1, 3.57% 5/15/24                             9,862,500
   8,000,000     Airplanes Pass Through Trust 2001-1A A9, 3.504% 3/15/19                      4,300,000
  10,439,909     DVI Receivables 2002-1 A3A, 3.56% 6/11/10                                    7,288,413
   2,000,000     Ocean Star 2004-A E, 9.29% 11/12/18 (a)                                      2,042,500
   3,076,450     Pegasus Aviation Lease 1999-1A A1, 6.30% 3/25/29 (a)                         1,534,380
   8,000,000     Pegasus Aviation Lease 1999-1A A2, 6.30% 3/25/29 (a)                         3,920,000
  16,719,995     Pegasus Aviation Lease 2000-1 A1, 3.939% 3/25/15 (a)                         8,443,598
   3,517,584     Pegasus Aviation Lease 2001-1A B1, 4.59% 5/10/31 (a)                           668,341
   1,758,792     Pegasus Aviation Lease 2001-1A B2, 7.27% 5/10/31 (a)                           457,391
                                                                                           ------------
                                                                                           $ 38,517,123
                                                                                           ------------
                 FRANCHISE LOANS - 6.5%
   1,500,000     Falcon Franchise Loan 1999-1 E, 6.50% 1/5/14                                 1,270,980
   2,000,000     Falcon Franchise Loan 2000-1 E, 6.50% 4/5/16 (a)                             1,515,060
   1,000,000     Falcon Franchise Loan 2001-1 F, 6.50% 1/5/23                                   606,970
   4,448,854     FMAC Loan Trust 1996-B A1, 7.629% 11/15/18 (a)                               3,334,104
   5,018,359     FMAC Loan Trust 1996-B A2, 4.09% 11/15/18 (a)                                3,437,576
   3,654,292     FMAC Loan Trust 1997-B A, 6.85% 9/15/19 (a)                                  3,462,441
   3,227,840     FMAC Loan Trust 1998-A A3, 6.69% 9/15/20 (a)                                 2,404,741
   6,058,817     FMAC Loan Trust 1998-BA A2, 6.74% 11/15/20 (a)                               4,129,660
                                                                                           ------------
                                                                                           $ 20,161,532
                                                                                           ------------
                 HOME EQUITY LOANS (NON-HIGH LOAN-TO-VALUE) - 10.7%
   2,500,000     Ace Securities 2004-FM1 B1A, 6.52% 9/25/33                                   2,300,000
   2,000,000     Ace Securities 2004-HE4 B, 6.59% 12/25/34 (a)                                1,680,000
   6,000,000     Ace Securities 2004-OP1 B, 6.52% 4/25/34                                     5,520,000
   1,003,876     Conseco Finance 2001-A IB2, 10.30% 3/15/32                                     994,643
   2,070,811     Delta Funding Home Equity 1997-2 B3, 7.80% 6/25/27                           1,745,486
   1,314,793     Delta Funding Home Equity 1999-3 B, 7.60% 1/15/30                            1,145,014
   3,000,000     Delta Funding Home Equity 2000-1 B, 8.09% 5/15/30                            2,825,190
   2,000,000     Equifirst Mortgage 2004-2 B1, 6.42% 7/25/34 (a)                              1,800,000
   1,000,000     Equifirst Mortgage 2005-1 B3, 6.08% 4/25/35 (a)                                835,000
   1,000,000     Equifirst Mortgage 2005-1 B4, 6.08% 4/25/35 (a)                                830,000
   2,500,000     First Franklin Mortgage 2004-FFH2 B2, 6.52% 10/25/34 (a)                     2,325,000
   2,000,000     Greenwich 2005-1A N2, 4.15% 1/20/45 (a)                                      1,500,000
   1,637,593     IMC Home Equity 1997-3 B, 7.87% 8/20/28                                         917,052
   3,079,942     IMC Home Equity 1997-5 B, 7.59% 11/20/28                                     2,120,660
   2,000,000     Merrill Lynch Mortgage 2005-SL1 B5, 6.27% 1/25/35                            1,784,420
     968,400     Morgan Stanley 1999-WF1 M, 5.91% 11/15/31 (a)                                  489,555
   1,830,000     Terwin Mortgage 2004-16SL B3, 7.52% 9/25/34 (a)                              1,555,500
                 Terwin Mortgage 2005-3SL B6, 11.50% 3/25/35 interest-only strips (a)         2,940,000
                                                                                           ------------
                                                                                           $ 33,307,520
                                                                                           ------------
                 MANUFACTURED HOUSING LOANS - 7.9%

   5,000,000     Conseco Finance 2000-6 M1, 7.72% 9/1/32                                      1,600,000
   4,000,000     Conseco Finance 2001-1 M1, 7.535% 7/1/32                                     1,040,000
   3,576,357     Green Tree Financial 1996-4 M1, 7.75% 6/15/27                                2,955,394
   2,000,000     Green Tree Financial 1997-3 M1, 7.53% 3/15/28                                1,230,000
   3,000,000     Green Tree Financial 1997-8 M1, 7.02% 10/15/27                               2,143,263
   6,000,000     Green Tree Financial 1999-4 M1, 7.60% 5/1/31                                   915,000
  12,000,000     Green Tree Financial 1999-5 M1, 8.05% 3/1/30                                 1,860,000
   8,000,000     Greenpoint Manufactured Housing 1999-5 M2, 9.23% 12/15/29                    4,272,600
  21,505,000     Madison Avenue Manufactured Housing 2002-A B2, 6.34% 3/25/32                 7,150,413
   2,000,000     Merit Securities 12-1 1M2, 8.35% 7/28/33                                     1,251,040
                                                                                           ------------
                                                                                           $ 24,417,710
                                                                                           ------------
                 RECREATIONAL EQUIPMENT - 0.3%
     938,684     Green Tree Recreational Equipment 1996-B CTFS, 7.70% 7/15/18                   863,590

                                                                                           ------------
   TOTAL ASSET BACKED SECURITIES -  NON-INVESTMENT GRADE (COST $180,682,022)               $174,039,430
                                                                                           ------------

   CORPORATE BONDS - NON-INVESTMENT GRADE - 29.6% OF NET ASSETS
                 AUTOMOTIVES - 1.3%
     375,000     Ford Motor, 9.215% Bond 9/15/21                                                353,235
     625,000     Ford Motor, 9.98% Bond 2/15/47                                                 605,746
   3,650,000     General Motors, 8.25% Bond 7/15/23                                           3,020,375
                                                                                           ------------
                                                                                           $  3,979,356
                                                                                           ------------
                 BASIC MATERIALS - 0.5%
   1,500,000     Edgen Acquisition, 9.875% Bond 2/1/11 (a)                                    1,455,000

                 BUSINESS SERVICES - 1.5%
   1,000,000     Comforce Operating, 12.00% Bond 12/1/07                                      1,000,000
     500,000     Danka Business, 10.00% Bond 4/1/08                                             370,000
   2,300,000     MSX International, 11.375% Bond 1/15/08                                      1,472,000
   2,000,000     MSX International, 11.00% Bond 10/15/07                                      1,970,000
                                                                                           ------------
                                                                                           $  4,812,000
                                                                                           ------------
                 CHEMICALS - 1.2%
   3,650,000     OM Group, 9.25% Bond 12/15/11                                                3,650,000
                 CONSTRUCTION - 0.9%
   1,850,000     Integrated Electrical Services, 9.375% Bond 2/1/09                           1,382,875
   1,925,000     Integrated Electrical Services, 9.375% Bond 2/1/09                           1,438,938
                                                                                           ------------
                                                                                           $  2,821,813
                                                                                           ------------
                 ELECTRONICS - 2.5%
   4,000,000     Knowles Electronics, 13.125% Bond 10/15/09                                   4,050,000
   4,000,000     Motors and Gears, 10.75% Bond 11/15/06                                       3,640,000
                                                                                           ------------
                                                                                           $  7,690,000
                                                                                           ------------
                 ENERGY - 2.4%
   1,700,000     Abraxas Petroleum, 11.03% Bond 12/1/09                                       1,649,000
   2,250,000     Calpine, 8.75% Bond 7/15/13 (a)                                              1,665,000
     925,000     Calpine, 9.875% Bond 12/1/11 (a)                                               721,500
     993,374     Tiverton/Rumford Power, 9.00% Bond 7/15/18 (a)                                 819,534
   2,500,000     United Refining, 10.50% Bond 8/15/12 (a)                                     2,559,375
                                                                                           ------------
                                                                                           $  7,414,409
                                                                                           ------------
                 FINANCE - 1.8%

   1,752,000     Advanta Capital Trust I, 8.99% Bond 12/17/26                                 1,708,200
   1,450,000     Athena Neuro Financial, 7.25% Bond 2/21/08                                   1,348,500
   2,375,000     Labranche, 11.00% Bond 5/15/12                                               2,565,000
                                                                                           ------------
                                                                                           $  5,621,700
                                                                                           ------------
                 FOOD - 1.8%
   3,925,000     Land O Lakes, 7.45% Bond 3/15/28 (a)                                         3,159,625
   1,500,000     Merisant, 9.50% Bond 7/15/13 (a)                                             1,065,000
   1,600,000     Wornick, 10.875% Bond 7/15/11                                                1,624,000
                                                                                           ------------
                                                                                           $  5,848,625
                                                                                           ------------
                 HEALTH CARE - 0.2%
     800,000     Hanger Orthopedic Group, 10.375% Bond 2/15/09                                  738,000

                 INVESTMENT COMPANIES - 0.5%
   1,500,000     Rafaella Apparel, 11.25% Bond 6/15/11 (a)                                    1,425,000

                 MANUFACTURING - 5.5%
   3,000,000     Consolidated Container, 10.125% Bond 7/15/09                                 2,310,000
     250,000     Constar International, 11.00% Bond 12/1/12                                     202,988
   2,650,000     Dura Operating, 9.00% Bond 5/1/09                                            1,841,750
     750,000     Elgin National, 11.00% Bond 11/1/07                                            709,268
   2,300,000     GSI Group, 12.00% Bond 5/15/13 (a)                                           2,346,000
   1,800,000     Intermet, Zero Coupon Bond 6/15/09 (d)                                         778,500
   3,000,000     MMI Products, 11.25% Bond 4/15/07                                            2,962,500
   3,200,000     US Can, 12.375% Bond 10/1/10                                                 2,984,000
   3,500,000     VITRO S.A., 11.75% Bond 11/1/13 (a)                                          2,922,500
                                                                                           ------------
                                                                                           $ 17,057,506
                                                                                           ------------
                 PHARMACEUTICALS - 0.7%
   2,950,000     Curative Health, 10.75% Bond 5/1/11                                          2,212,500

                 RETAIL - 1.5%
   4,200,000     General Nutrition Center, 8.50% Bond 12/1/10                                 3,360,000
     500,000     New World Restaurant, 13.00% Bond 7/1/08                                       510,000
     750,000     Star Gas Partner, 10.25% Bond 2/15/13                                          697,500
                                                                                           ------------
                                                                                           $  4,567,500
                                                                                           ------------
                 SPECIAL PURPOSE ENTITY - 0.4%
   2,000,000     ML CLO 97 PILG-1, 7.614% Bond 3/23/09 (a)                                    1,320,000

                 TELECOMMUNICATIONS - 5.9%
   2,400,000     BARAK I.T.C., Zero Coupon Bond 11/15/07 (d) (e)                              1,872,000
   1,000,000     Charter, 10.00% Bond 5/15/11                                                   730,000
   3,375,000     Charter Communication, Zero Coupon Bond 5/15/11                              2,235,938
   2,500,000     Eschelon Operating, 8.375% Bond 3/15/10                                      2,175,000
   4,600,000     Level 3 Financing, 10.75% Bond 10/15/11 (a)                                  3,875,500
   2,450,000     Millicom International, 10.00% Bond 12/1/13                                  2,437,750
   3,025,000     Primus Telecommunications, 8.00% Bond 1/15/14                                1,595,687
   1,085,000     Primus Telecommunications, 12.75% Bond 10/15/09                                477,400
   1,200,000     Rural Cellular, 9.75% Bond 1/15/10                                           1,116,000
   1,805,000     Time Warner, 10.125% Bond 2/1/11                                             1,805,000
     200,000     Time Warner Telecommunications, 9.25% Bond 2/15/14                             194,702
                                                                                           ------------
                                                                                           $ 18,514,977
                                                                                           ------------
                 TOBACCO - 0.7%
   2,800,000     North Atlantic Trading, 9.25% Bond 3/1/12                                    2,114,000

                 TRAVEL - 0.3%
   1,000,000     Worldspan Financial, 9.024% Bond 2/15/11 (a)                                   910,000
                                                                                           ------------
   TOTAL CORPORATE BONDS - NON-INVESTMENT GRADE (COST $98,706,175)                         $ 92,152,386
                                                                                           ------------

   MORTGAGE BACKED SECURITIES - INVESTMENT GRADE - 4.0% OF NET ASSETS
                 COLLATERALIZED MORTGAGE OBLIGATIONS - 4.0%
                 Harborview Mortgage 2003-2 1X, 1.58% 10/19/33 interest-only strips           1,205,876
                 Harborview Mortgage 2004-8 x, 0.65% 11/19/34 interest-only strips            2,401,822

   4,000,000     Long Beach Mortgage 2004-4 M10, 6.02% 10/25/34                               4,100,000
                 Mellon Residential 2002-TBC2 X, 1.101% 8/15/32 interest-only strips          1,891,327

   1,280,883     Sail Net Interest Margin Notes 2004-5A B, 6.75% 6/27/34 (a)                  1,284,085

   1,554,283     Structured Asset 2003-S A, 7.50% 12/28/33 (a)                                1,556,226
                                                                                           ------------
   TOTAL MORTGAGE BACKED SECURITIES - INVESTMENT GRADE (COST $12,684,507)                  $ 12,439,336
                                                                                           ------------

   MORTGAGE BACKED SECURITIES - NON-INVESTMENT GRADE - 7.3% OF NET ASSETS
                 COLLATERALIZED MORTGAGE OBLIGATIONS - 7.3%
   3,000,000     First Franklin Mortgage 2004-FFH3 B1, 6.52% 6/25/34 (a)                      2,670,000
   2,000,000     Greenwich 2005-2A N2, 3.10% 2/26/35 (a)                                      1,383,760
   2,568,000     GSAMP Trust 2004-AR1 B5, 5.00% 6/25/34 (a)                                   2,080,080
   3,584,087     Long Beach Mortgage 2001-4 M3, 5.77% 3/25/32                                 1,792,043
   4,190,000     Long Beach Mortgage 2004-2 B, 6.52% 6/25/34 (a)                              3,854,800
   3,000,000     Meritage Mortgage 2004-2 B1, 6.27% 1/25/35 (a)                               2,610,000
   2,000,000     Meritage Mortgage 2004-2 B2, 6.34% 1/25/35 (a)                               1,690,000


   3,000,000     Park Place Securities 2005-WCW1 M11, Zero Coupon Bond 6/25/35                2,352,600
   2,000,000     Park Place Securities 2005-WHQ1 M10, 5.35% 3/25/35 (a)                       1,783,440
   2,000,000     People's Choice Home Loan 2004-2 B, 5.00% 10/25/34                           1,652,500
   1,000,000     Soundview 2005-1 B3, 6.10% 4/25/35 (a)                                         820,000
                                                                                           ------------
   TOTAL MORTGAGE BACKED SECURITIES - NON-INVESTMENT GRADE (COST $22,188,952)              $ 22,689,223
                                                                                           ------------
   GOVERNMENT AGENCY SECURITIES  - 2.0% OF NET ASSETS
                 GNMA 2003-59 XA, 0.304% 6/16/34 interest-only strips ( c )                   3,657,071
                 GNMA 2003-64 XA, 0.517% 8/16/43 interest-only strips ( c )                   2,460,604
                                                                                           ------------
   TOTAL GOVERNMENT AGENCY SECURITIES (COST $9,251,891)                                    $  6,117,675
                                                                                           ------------
   MUNICIPAL SECURITIES  - 0.2% OF NET ASSETS
   1,000,000     Pima County Arizona IDA Health Care, Zero Coupon Bond 11/15/32                 594,530
                                                                                           ------------
   TOTAL MORTGAGE BACKED SECURITIES (COST $625,354)                                        $    594,530
                                                                                           ------------

   COMMON STOCKS - 10.6% OF NET ASSETS
       4,300     3M Company                                                                     310,890
      20,700     Activision, Inc. (d)                                                           341,757
      31,000     American Capital Strategies, Ltd.                                            1,120,030
      32,000     Andrx Corporation (d)                                                          649,600
      57,700     Anthracite Capital, Inc.                                                       683,745
       9,900     BJ Services Company                                                            519,552
      18,300     Cimarex Energy Co. (d)                                                         712,053
      33,500     Cisco Systems, Inc. (d)                                                        639,515
       4,700     Cooper Cameron Corporation (d)                                                 291,635
      15,100     Cree, Inc. (d)                                                                 384,597
      11,900     Cytec Industries Inc.                                                          473,620
       7,200     Devon Energy Corporation                                                       364,896
      15,900     EGL, Inc. (d)                                                                  322,770
      13,400     Exar Corporation (d)                                                           199,526
      17,900     Exxon Mobil Corporation                                                      1,028,534
      16,900     First Data Corporation                                                         678,197
      27,400     Flextronics International Ltd. (d)                                             361,954
      13,200     Frontline Ltd.                                                                 531,168
      12,100     InfoSpace, Inc. (d)                                                            398,453
      21,200     Ingram Micro Inc. (d)                                                          331,992
      33,200     Intersil Corporation                                                           623,164
      20,400     Iowa Telecommunications Services, Inc.                                         382,500
      10,550     Kinder Morgan Energy Partners, L.P.                                            537,206
      19,200     Korn/Ferry International (d)                                                   340,800
       8,500     L-3 Communications Holdings, Inc.                                              650,930
      26,800     Limited Brands, Inc.                                                           574,056
      21,400     Lincoln Electric Holdings, Inc.                                                709,410
      10,200     Magellan Midstream Partners, L.P.                                              334,356
       6,800     Magyar Tavkozlesi Rt.                                                          145,520
      12,000     Manpower Inc.                                                                  477,360
      10,200     Marathon Oil Corporation                                                       544,374
      15,200     Masco Corporation                                                              482,752
      94,650     MCG Capital Corporation                                                      1,616,622
      31,000     Microsoft Corporation                                                          769,730
      25,500     New Century Financial Corporation                                            1,311,975
      16,000     Newfield Exploration Company (d)                                               638,240
       6,200     Oceaneering International, Inc. (d)                                            239,630
      47,200     OmniVision Technologies, Inc.                                                  641,448
       6,000     Petroleo Brasileiro S.A.                                                       312,780
      31,800     Polycom, Inc. (d)                                                              474,138
      34,200     Regal Entertainment Group                                                      645,696
      13,200     SanDisk Corporation (a)                                                        313,236
      34,590     Ship Finance International Limited                                             654,097
      11,800     Spinnaker Exploration Company (d)                                              418,782
      15,300     Stone Energy Corporation (d)                                                   748,170

      39,200     Superior Energy Services, Inc. (d)                                             697,760
      89,833     Technology Investment Capital Corporation (d)                                1,329,528
      14,650     Teva Pharmaceutical Industries Limited                                         456,201
      27,200     The Home Depot, Inc.                                                         1,058,080
      44,000     TOP Tankers Inc.                                                               698,280
      13,100     Trex Company, Inc. (d)                                                         336,670
      62,600     Trustreet Properties Inc.                                                    1,039,786
      13,200     Tsakos Energy Navigation Limited                                               511,764
      12,000     Unit Corporation (d)                                                           528,120
       2,500     Universal Compression Holdings, Inc. (d)                                        90,600
         700     Valero L.P.                                                                     42,133
       6,700     Wal-Mart Stores, Inc.                                                          322,940
      10,600     XL Capital Ltd.                                                                788,852
                                                                                           ------------
   TOTAL COMMON STOCKS (COST $31,000,950)                                                  $ 32,832,170
                                                                                           ------------

   PREFERRED STOCKS - 0.6% OF NET ASSETS
       1,000     Credit Genesis CLO 2005                                                      1,000,000
   1,000,000     Hewett's Island II (a)                                                         990,000
                                                                                           ------------
   TOTAL PREFERRED STOCKS (COST $1,990,252)                                                $  1,990,000
                                                                                           ------------

   MUTUAL FUNDS - 0.4% OF NET ASSETS
      13,500     iShares Russell 3000 Value Index Fund                                        1,178,550
                                                                                           ------------
   TOTAL MUTUAL FUNDS (COST $1,187,339)                                                    $  1,178,550
                                                                                           ------------

   EURODOLLAR    TIME  DEPOSITS - 1.1% OF NET  ASSETS
                 State  Street  Bank & Trust Company Eurodollar
                 time deposits dated June 30, 2005, 1.50%,
                 maturing at $ 3,325,139 on July 1, 2005.
                                                                                           ------------
                                                                                           $  3,325,000
                                                                                           ------------

   CORPORATE LOANS - 0.4% OF NET ASSETS
                                                                                           ------------
                 Xspedius, 9.22% 3/1/10                                                    $  1,250,000
                                                                                           ------------


                                                                                           ------------
   TOTAL INVESTMENTS - 134.8% OF NET ASSETS                                                $418,930,677
                                                                                           ------------
   OTHER ASSETS AND LIABILITIES, NET - (34.8%) OF NET ASSETS                               (108,111,074)
                                                                                           ------------
   NET ASSETS                                                                              $310,819,603
                                                                                           ============


      (a)  These securities are sold within the terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to guidelines adopted by the Board of Directors, these issues have been determined to be liquid by Morgan Asset Management, Inc., the fund's investment adviser.
      (b)  See Note 1 of accompanying Notes to Financial Statements regarding valuation of securities.
      (c)  The issuer is a publicly-traded company that operates under a congressional charter; its securities are neither issued nor guaranteed by the U. S. government.
      (d)  These securities are non-income producing.
      (e)  These securiities are classified as Yankee Bonds, which are U.S. dollar denominated bonds issued in the United States by a foreign entity.
      (f)  Trust preferred security with no stated interest rate.


ITEM 2. CONTROLS AND PROCEDURES.

(a) Based on an evaluation of the disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) as of a date within 90 days of the filing date of this document, the President and Chief Executive Officer and the Treasurer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are effectively designed to ensure that information required to be disclosed by the Registrant is accumulated and communicated to the Registrant's management to allow timely decisions regarding required disclosure.

 (b) There were no significant changes in the Registrant's internal controls over financial reporting (as defined in rule 30a-3(d) under the 1940
        Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.



ITEM 3. EXHIBITS

The certifications required by Rule 30a-2(a) of the 1940 Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

RMK High Income Fund, Inc.


By: /s/ Carter E. Anthony
    ---------------------
    Carter E. Anthony
    President and Chief Executive Officer

Date:  August 24, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.



By: /s/ Carter E. Anthony
    ---------------------
    Carter E. Anthony
    President and Chief Executive Officer

Date:  August 24, 2005



By: /s/ Joseph C. Weller
    -------------------------
    Joseph C. Weller
    Treasurer and Chief Financial Officer

Date:  August 24, 2005